Equity (Details 3) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Equity Abstract
Number of shares repurchased	290,676		1,221,858
Total value of shares repurchased			4,607
Number of shares withheld - RSU	8,848,203	8,536,770	4,230,864
Total value of shares withheld - RSU	52,242	51,212	18,299